REVENUE - Management Fee Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Amounts due from related parties	$ 3,484	$ 2,112
Amounts due to related parties	$ 0	12,006
Related parties | Management and administrative services revenue
Related Party Transaction [Line Items]
Amounts due from related parties		1,000
Amounts due to related parties		$ 600